Intangible Assets Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets					1 year	20 years
Intangible assets, amortization expenses	$ 20,577	127,669	58,903	35,377